Pension obligations (Schedule of detailed information about pension expense) - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension Obligations [Line Items]
Defined benefit pension expense	$ 4.4	$ 0.8
Defined contribution pension expense	2.1	0.7
Pension obligations [Member]
Pension Obligations [Line Items]
Current service cost	4.7	5.2
Past service cost	2.7	0.1
Curtailment	0.0	0.0
Loss on settlement	0.0	0.2
Total service cost	7.5	5.4
Net interest expense	0.2	0.3
Administration cost	0.1	0.1
Defined benefit pension expense	7.8	5.8
Defined contribution pension expense	$ 2.1	$ 0.7